Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)					Value of Initial Fixed $100 investment based on:
	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(1) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(4) (g)	Net Income (dollars in thousands)(5) (h)	Adjusted Operating Income (dollars in thousands) (6) (i)
2024	$9,146,769	$2,030,618	$2,242,388	$586,590	$57.59	$69.31	$185,509	$286,550
2023	10,088,133	7,858,875	3,061,079	2,624,467	75.89	73.34	232,500	327,816
2022	8,606,754	4,760,564	2,264,230	1,619,056	72.36	67.87	250,038	388,171
2021	11,056,385	13,931,119	3,801,288	4,249,437	94.49	103.90	339,748	500,764
2020	7,297,118	(185,504)	1,648,590	579,698	86.62	92.36	109,717	279,764

Company Selected Measure Name	Adjusted Operating Income
Peer Group Issuers, Footnote	Represents the weighted peer group Total Shareholder Return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Composite 1500 Apparel, Accessories & Luxury
Goods.

PEO Total Compensation Amount	$ 9,146,769	$ 10,088,133	$ 8,606,754	$ 11,056,385	$ 7,297,118
PEO Actually Paid Compensation Amount	$ 2,030,618	7,858,875	4,760,564	13,931,119	(185,504)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in the column “Compensation Actually Paid to PEO” (column (c)) represent the amount of Compensation Actually to Michael
Casey, our former CEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. To calculate CAP to the CEO, for each of the years shown, the following amounts were deducted from and added to Summary Compensation Table  total compensation:

	PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation
Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total(i)	Equity Award Adjustments(ii)	Compensation Actually Paid
2024	$9,146,769	$(6,976,664)	$(139,487)	$2,030,618
2023	10,088,133	(6,500,098)	4,270,840	7,858,875
2022	8,606,754	(6,500,136)	2,653,947	4,760,564
2021	11,056,385	(6,500,323)	9,375,057	13,931,119
2020	7,297,118	(6,000,392)	(1,482,230)	(185,504)
(i)Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation
Table.
(ii)Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown under generally accepted accounting principles. The fair value of our performance-based restricted stock is calculated based on the probable outcome of the performance conditions determined as of the last day of the fiscal year and our closing stock price on such day. The determination of equity award adjustments to Summary Compensation Table total compensation is detailed in the supplemental table below.

	PEO Equity Component of Compensation Actually Paid

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$3,470,704	$(3,882,120)	$—	$271,929	$—	$—	$(139,487)
2023	5,587,004	(1,441,983)	—	125,819	—	—	4,270,840
2022	4,923,201	(1,890,720)	—	(378,534)	—	—	2,653,947
2021	6,710,481	2,626,294	—	38,282	—	—	9,375,057
2020	2,557,575	(3,438,221)	—	(601,584)	—	—	(1,482,230)

Non-PEO NEO Average Total Compensation Amount	$ 2,242,388	3,061,079	2,264,230	3,801,288	1,648,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 586,590	2,624,467	1,619,056	4,249,437	579,698
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in the column “Average Compensation Actually Paid to Non-PEO NEOs” (column (e)) represent the average amount of
Compensation Actually Paid to the non-CEO named executive officers (“Non-CEO NEOs”) as a group, as computed in accordance with Item 402(v) of
Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The Non-CEO NEOs reflected in columns (d) and (e) consist of the following individuals for each of the years shown: 2024—Richard Westenberger,
Kendra Krugman, Allison Peterson, Raghu Sagi, and Brian Lynch; 2023—Richard Westenberger, Brian Lynch, Kendra Krugman, and Julie D'Emilio; 2022—
Richard Westenberger, Brian Lynch, Patrick Moore, and Kendra Krugman; 2021—Richard Westenberger, Brian Lynch, Patrick Moore, and Peter Smith; 2020—
Richard Westenberger, Brian Lynch, Patrick Moore, and Peter Smith. To calculate Compensation Actually Paid to our Non-CEO NEOs for each of the years shown, the following amounts were deducted from and added to Summary Compensation Table total compensation.

	Average Non-PEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation*
Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total(i)	Equity Award Adjustments(ii)	Compensation Actually Paid
2024	$2,242,388	$(1,680,057)	$24,259	$586,590
2023	3,061,079	(1,662,929)	1,226,317	2,624,467
2022	2,264,230	(1,313,039)	667,866	1,619,056
2021	3,801,288	(1,987,866)	2,436,014	4,249,437
2020	1,648,590	(887,992)	(180,899)	579,698
*Amounts in rows may not add exactly to the total due to rounding.
(i)Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation
Table.
(ii)Reflects the value of equity-based awards calculated in accordance with the SEC methodology for determining CAP for each year shown under generally accepted accounting principles. The fair value of our performance-based restricted stock is calculated based on the probable outcome of the performance conditions determined as of the last day of the fiscal year and our closing stock price on such day. The determination of equity award adjustments to SCT total compensation is detailed in the supplemental table below.

		Average Non-PEO NEOs Equity Component of Compensation Actually Paid
Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	1,140,756	(919,949)	—	124,924	(321,472)	—	24,259
2023	1,476,966	(269,558)	—	18,909	—	—	1,226,317
2022	994,495	(272,340)	—	(54,289)	—	—	667,866
2021	2,052,134	372,284	—	11,596	—	—	2,436,014
2020	378,538	(487,886)	—	(71,551)	—	—	(180,899)

Compensation Actually Paid vs. Total Shareholder Return	The following graph summarizes the relationship between Total Shareholder Return (“TSR”) and executive compensation actually paid to the CEO and the Non-CEO NEOs and the relationship between the TSR of the Company and its peer group over the last four completed years:

Compensation Actually Paid vs. Net Income	The following graph summarizes the relationship between the adjusted operating income and net income performance measures included in the table and the executive compensation actually paid to the CEO and the Non-CEO NEOs over the last four completed years:

Compensation Actually Paid vs. Company Selected Measure	The following graph summarizes the relationship between the adjusted operating income and net income performance measures included in the table and the executive compensation actually paid to the CEO and the Non-CEO NEOs over the last four completed years:

Total Shareholder Return Vs Peer Group	The following graph summarizes the relationship between Total Shareholder Return (“TSR”) and executive compensation actually paid to the CEO and the Non-CEO NEOs and the relationship between the TSR of the Company and its peer group over the last four completed years:

Tabular List, Table	Net Sales •Adjusted Operating Income •Adjusted Diluted EPS •Operating Cash Flow
Total Shareholder Return Amount	$ 57.59	75.89	72.36	94.49	86.62
Peer Group Total Shareholder Return Amount	69.31	73.34	67.87	103.90	92.36
Net Income (Loss)	$ 185,509,000	$ 232,500,000	$ 250,038,000	$ 339,748,000	$ 109,717,000
Company Selected Measure Amount	286,550,000	327,816,000	388,171,000	500,764,000	279,764,000
PEO Name	Michael Casey
Additional 402(v) Disclosure	The amounts in the column “Total Shareholder Return” (column (f)) are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming reinvestment of all dividends, if any, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description	Management defines and calculates Adjusted Operating Income as Operating Income as calculated under generally accepted accounting principles, excluding infrequent or extraordinary items. Adjusted Operating Income is a non-GAAP measure. A reconciliation of Operating Income to Adjusted
Operating Income can be found in the Appendix to this Proxy Statement.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,976,664)	$ (6,500,098)	$ (6,500,136)	$ (6,500,323)	$ (6,000,392)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,487)	4,270,840	2,653,947	9,375,057	(1,482,230)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,470,704	5,587,004	4,923,201	6,710,481	2,557,575
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,882,120)	(1,441,983)	(1,890,720)	2,626,294	(3,438,221)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,929	125,819	(378,534)	38,282	(601,584)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,680,057)	(1,662,929)	(1,313,039)	(1,987,866)	(887,992)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,259	1,226,317	667,866	2,436,014	(180,899)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,140,756	1,476,966	994,495	2,052,134	378,538
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(919,949)	(269,558)	(272,340)	372,284	(487,886)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,924	18,909	(54,289)	11,596	(71,551)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(321,472)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0